CREDIT FACILITY AND OTHER LOANS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
CREDIT FACILITY AND OTHER LOANS

NOTE 11 – CREDIT FACILITY AND OTHER LOANS

Credit facility and other loans consisted of the following at September 30, 2025 and December 31, 2024, in thousands:

	September 30, 2025	December 31, 2024
SAC Leasing G280 LLC credit facility, 12.5% interest, net of deposits	$—	$28,000
Term Loan	—	1,102
Less discounts	—	(247)
Total credit facility, net of discount and deposits	$—	$28,855

SAC Leasing G280 LLC Line of credit

The Company entered into the pre-delivery payment agreement on October 5, 2022, with SAC Leasing G280, LLC to obtain loans in the aggregate amount of $40.5 million for the purchase of four (4) Gulfstream G280 aircraft to be delivered in 2024 and 2025. On August 25, 2023, the Company and SAC Leasing G280, LLC entered into the first amendment to pre-delivery payment agreement. The maturity date of amounts drawn under the SAC Leasing G280 credit facility is the earlier of the delivery date of the aircraft or September 14, 2025, which is thirty-five (35) months from the date of funding. The purchase agreement contracts were assigned to SAC G280 LLC as collateral on this credit facility.

During the year ended December 31, 2022, the Company executed a series of purchase agreements with Gulfstream Aerospace, LP for the acquisition of four (4) Gulfstream G280 aircraft for total consideration of $79.0 million with expected deliveries in 2024 and 2025, of which an aggregate amount of $48.0 million was funded and paid as of December 31, 2024, partially through a credit facility from SAC Leasing G280.

During the year ended December 31, 2024, the Company funded an additional $9.0 million through the SAC Leasing G280 credit facility.

During the nine months ended September 30, 2025, the Company decreased its SAC leasing G280 line of credit by $28.0 million which was a combination of a repayment in the amount of $10.5 million, with the sale of the second G280 in February 2025 and the deposit release and corresponding pay down of the G280 line of credit of $9.0 million with the delay of the fourth G280 until Q4 2025. In April 2025, the Company repaid the remaining $8.5 million, terminating the credit facility with SAC Leasing G280. The line of credit balance was zero as of September 30, 2025.

The Company incurred zero and $68 thousand of incremental closing costs, which are reported as debt discount against the liability in the consolidated balance sheets as of September 30, 2025, and December 31, 2024, respectively.

During the three months ended September 30, 2025 and 2024, the Company amortized to interest expense zero and $45 thousand of debt discount, respectively. During the nine months ended September 30, 2025 and 2024, the Company amortized to interest expense $247 thousand and $137 thousand of debt discount, respectively.

During the three months ended September 30, 2025 and 2024, the Company incurred approximately zero and $1.0 million of interest under this facility, respectively. During the nine months ended September 30, 2025 and 2024, the Company incurred $641 thousand and $3.3 million of interest, respectively.

OgaraJets

In connection with the purchase and sale of the second G280, the Company entered into a financing agreement with OgaraJets. The Company borrowed $19.6 million from OgaraJets to facilitate the delivery and subsequent sale of the second G280. Upon the sale of the second G280, in February 2025, $19.7 million was repaid to OgaraJets. All transactions occurred during the first quarter of 2025.

In connection with the purchase and sale of the third G280, the Company entered into a financing agreement with OgaraJets. The Company borrowed $17.9 million from OgaraJets to facilitate the delivery and subsequent sale of the third G280. Upon the sale of the third G280 in June 2025, $17.9 million was repaid to OgaraJets. All transactions occurred during the second quarter of 2025.

Term Loan

In July 2024, the Company entered into a business loan and security agreement (the “Loan”) with TVT Capital Sources LLC (the “Lender”), for a term loan in the amount of $4.0 million. Net proceeds of $3.9 million were received by the Company and used to fund operations. The Loan bore interest at an annual percentage rate of 165% and matured on January 28, 2025, with principal and interest payments made weekly.

The Company incurred financing fees of $200 thousand, which were recorded as a direct discount to the debt and were being amortized over the term of the Loan. The Company amortized zero and $64 thousand of financing fees in the three months ended September 30, 2025 and 2024, respectively and $36 thousand and $64 thousand in the nine months ended September 30, 2025 and 2024, respectively. The Company recorded $107 thousand and $894 thousand of interest expense related to the Loan in the nine months ended September 30, 2025 and 2024, respectively.

In November 2024, the Company entered into an agreement with a third party to settle outstanding payables owed by the Company to designated vendors in exchange for a settlement amount in shares of common stock. As of December 31, 2024 in accordance with the agreement, the Company issued 639,720 shares of common stock for the payment of $1.475 million of principal and interest due to the Lender under the Loan and $725 thousand of payables related to a separate vendor. The Company recorded a $2.8 million loss on extinguishment of debt upon the settlement of each issuance equal to the payables less the fair value of the shares calculated as of the closing stock price on the date of settlement.

In February 2025, the Company paid the remaining principal balance due on the Loan of $1.1 million and outstanding interest of $107 thousand.

NOTE 14 – CREDIT FACILITY AND OTHER LOANS

Credit facility and other loans consisted of the following at December 31, 2024 and December 31, 2023, in thousand:

	December 31, 2024	December 31, 2023
SAC Leasing G280 LLC credit facility, 12.5% interest, net of deposits	$28,000	$27,750
Less discounts	(247)	(376)
Total credit facility, net of discount and deposits	$27,753	27,374

SAC Leasing G280 LLC Line of credit

During the year ended December 31, 2022, the Company executed a series of purchase agreements with Gulfstream Aerospace, LP for the acquisition of four (4) Gulfstream G-280 aircraft for total consideration of $79.0 million with expected deliveries in 2024 and 2025, of which an aggregate amount of $48.0 million was funded and paid as of December 31, 2024, partially through a credit facility from SAC leasing G 280.

During the year ended December 31, 2024, the Company funded an additional $9.0 million through the SAC Leasing G280 credit facility. During the year ended December 31, 2023, the Company funded an aggregate amount of $27.0 million, of which $24.0 million was funded through a credit facility from SAC leasing and $3.0 million was paid in cash.

During the year ended December 31, 2024, the Company increased its SAC leasing G280 line of credit by $9.0 million offset by a repayment in the amount of $9.0 million, which brings the carrying balance at $28.0 million as of December 31, 2024.

The Company incurred $68 thousand and $548 thousand of incremental closing costs, which are reported as debt discount against the liability in the consolidated balance sheets as of December 31, 2024, and December 31, 2023, respectively.

During the year ended December 31, 2024 and 2023, the Company amortized to interest expense $197 thousand and $146 thousand of debt discount, respectively.

The maturity date is the earlier of the delivery date of the aircraft or September 14, 2025, which is thirty-five (35) months from the date of funding. The purchase agreement contracts were assigned to SAC G280 LLC as collateral on this credit facility.

During the year ended December 31, 2024 and 2023, the Company incurred approximately $4.2 million and $2.2 million of interest under this facility, respectively.

The Company entered into the pre-delivery payment agreement on October 5, 2022, with SAC Leasing G280, LLC to obtain loans in the aggregate amount of $40.5 million for the purchase of four (4) Gulfstream G280 aircraft to be delivered in 2024 and 2025. The Board of Directors consented to the participation of Coastal States Bank, as a syndicate lender in the financing of additional aircraft by SAC Leasing G280 LLC. On August 25, 2023, the Company and SAC Leasing V280, LLC entered into the first amendment to pre-delivery payment agreement. As of December 31, 2024, the Company had an aggregate amount of $28.5 million in promissory notes, of which 60% was solely to Coastal States Bank pursuant to the first amendment.

Term Loan

In July 2024, the Company entered into a business loan and security agreement (the “Loan”) with TVT Capital Sources LLC (the “Lender”), which provides for a term loan in the amount of $4.0 million. Net proceeds of $3.9 million were received by the Company and used to fund operations. The Loan bears interest at an annual percentage rate of 165% and matures on January 28, 2025, with principal and interest payments made weekly.

The Loan provides for events of default customary for term loans. As of December 31, 2024, the Company was in compliance with all covenants. The Loan is collateralized by all assets of the Company with the exception of the purchase agreements of G280 aircraft or any collateral pledged to SAC Leasing G280.

The Company incurred financing fees of $200 thousand, which were recorded as a direct discount to the debt and are being amortized over the term of the Loan. The Company amortized $164 thousand of financing fees in the year ended December 31, 2024. The Company recorded $1.7 million of interest expense related to the Loan in the year ended December 31, 2024.

In November 2024, the Company entered into an agreement with a third party to settle outstanding payables owed by the Company to designated vendors in exchange for a settlement amount in shares of common stock. As of December 31, 2024 in accordance with the agreement, the Company issued 639,720 shares for the payment of $1.475 million of principal and interest due to the Lender under the Loan and $725 thousand of payables related to a separate vendor. The Company recorded a $2.8 million loss on extinguishment of debt upon the settlement of each issuance equal to the fair value of the shares less the value of the shares calculated as of the closing stock price on the date of settlement.